John Hancock High Yield Fund Shareholder Fees - John Hancock Bond Trust Class NAV [Member] - John Hancock High Yield Fund - Class NAV	May 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%